Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[3]	Average Compensation Actually Paid to Non-PEO Named Executive Officers[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income (millions)[7]	Adjusted EBITDA (millions)[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$12,087,934	$9,275,736	$3,095,386	$2,205,753	$364.59	$111.51	$(18.65)	$300.22
2024	$9,076,437	$16,353,450	$2,624,987	$4,934,058	$356.87	$94.10	$2.79	$279.46
2023	$6,700,183	$10,101,435	$2,030,591	$3,585,219	$177.67	$92.48	$3.04	$232.30
2022	$5,555,517	$5,555,517	$2,823,387	$1,962,193	$96.22	$87.95	$10.65	$191.28
2021	$4,567,222	$4,567,222	$1,676,763	$2,073,838	$153.86	$109.76	$24.73	$211.94

Company Selected Measure Name	Adjusted EBITDA
______________

______________

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Berger (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the above Summary Compensation Table.

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Berger, as computed in accordance with Item 402(v) of Regulation S-K. These numbers differ from those reported in 2025 due to an administrative error. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Berger’s total compensation for 2025 to determine the compensation actually paid:

Peer Group Issuers, Footnote [Text Block]

(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 – Healthcare Sector index.

Pay versus Performance Other Footnote [Text Block]

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)	Adjusted EBITDA is defined as earnings before interest, taxes, depreciation and amortization, as adjusted to exclude losses or gains on the disposal of equipment, other Financial Performance Measures income or loss, loss on debt extinguishment, bargain purchase gains, loss on de-consolidation of joint ventures and non-cash equity compensation. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the Company-Selected Measure which means it is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s Named Executive Officers, for the most recently completed fiscal year, to Company performance.

PEO Total Compensation Amount	$ 12,087,934	$ 9,076,437	$ 6,700,183	$ 5,555,517	$ 4,567,222
PEO Actually Paid Compensation Amount	$ 9,275,736	16,353,450	10,101,435	5,555,517	4,567,222
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments(a)	Reported Change in the Actuarial Present Value of Pension Benefits(b)	Pension Benefit Adjustments(c)	Compensation Actually Paid to PEO
2025	$12,087,934	$(8,999,966)	$6,187,768	$0	$0	$9,275,736
2024	$9,076,437	$(2,000,004)	$9,277,017	$0	$0	$16,353,450
2023	$6,700,183	$(3,125,000)	$6,526,252	$0	$0	$10,101,435
2022	$5,555,517	$0	$0	$0	$0	$5,555,517
2021	$4,567,222	$0	$0	$0	$0	$4,567,222

(a)	The amounts deducted or added in calculating Dr. Berger’s equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Current Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$7,110,242	$29,042	$1,197,367	$(2,148,882)	$0	$0	$6,187,768
2024	$2,583,801	$5,152,207	$860,342	$680,667	$0	$0	$9,277,017
2023	$5,590,692	$0	$935,560	$0	$0	$0	$6,526,252
2022	$0	$0	$0	$0	$0	$0	$0
2021	$0	$0	$0	$0	$0	$0	$0

(b)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2025. These values are $0.00 since Dr. Berger did not have any values reported in these columns in the Summary Compensation Table.

(c)	The total pension benefit adjustments for 2025 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the chief executive officer during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”) calculated in accordance with U.S. GAAP. This value is $0.00 since Dr. Berger did not participate in such pension programs in Fiscal Year 2025.

Non-PEO NEO Average Total Compensation Amount	$ 3,095,386	2,624,987	2,030,591	2,823,387	1,676,763
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,205,753	4,934,058	3,585,219	1,962,193	2,073,838
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	The dollar amounts reported in column (d) and (e) represent the average of the amounts reported for the Named Executive Officers as a group (excluding Dr. Berger) in the “Total” column of the Summary Compensation Table in 2025. The names of each of the Named Executive Officers (excluding Dr. Berger) included for purposes of calculating the average amounts in each applicable year (other than 2024) are Mark Stolper, Stephen Forthuber, Norman Hames, and Mital Patel. The names of each of the Named Executive Officers (excluding Dr. Berger) included for purposes of calculating the average amounts for 2024 are Mark Stolper, Cornelis Wesdorp, Stephen Forthuber, and Norman Hames.

(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding Dr. Berger), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the Named Executive Officers as a group (excluding Dr. Berger) during the applicable year. These numbers differ from those reported in 2025 due to an administrative error. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Named Executive Officers as a group (excluding Dr. Berger) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits(b)	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2025	$3,095,386	$(1,906,208)	$1,016,575	$0	$0	$2,205,753
2024	$2,624,987	$(1,508,871)	$3,817,942	$0	$0	$4,934,058
2023	$2,030,591	$(1,071,875)	$2,626,503	$0	$0	$3,585,219
2022	$2,823,387	$(1,609,375)	$748,182	$0	$0	$1,962,193
2021	$1,676,763	$(667,066)	$1,064,141	$0	$0	$2,073,838

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Current Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$1,506,002	$6,513	$253,577	$(749,517)	$0	$0	$1,016,575
2024	$1,478,583	$1,790,861	$389,136	$159,363	$0	$0	$3,817,942
2023	$2,032,116	$309,243	$286,517	$(1,373)	$0	$0	$2,626,503
2022	$617,753	$(118,649)	$286,758	$(37,680)	$0	$0	$748,182
2021	$450,235	$260,293	$326,458	$27,155	$0	$0	$1,064,141

(b)	The amounts included in these columns are $0.00 since none of the Named Executive Officers participated in a pension benefit program in Fiscal Year 2025.

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Compensation Actually Paid and TSR	Compensation Actually Paid and TSR
Compensation Actually Paid and Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid and Adjusted EBIDTA	Compensation Actually Paid and Adjusted EBIDTA
Financial Performance Measures

Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis” section. the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short- term incentive awards are selected based on an objective of incentivizing our Named Executive Officers to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s Named Executive Officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

1.	Adjusted EBITDA
2.	Total Shareholder Return (via equity grants); and
3.	Strategic Objectives (via discretionary bonus).

Total Shareholder Return Amount	$ 364.59	356.87	177.67	96.22	153.86
Peer Group Total Shareholder Return Amount	111.51	94.10	92.48	87.95	109.76
Net Income	$ (18,650,000)	$ 2,790,000	$ 3,040,000.00	$ 10,650,000	$ 24,730,000
Adjusted EBITDA | $ / shares	300.22	279.46	232.30	191.28	211.94
PEO Name	Dr. Berger	Dr. Berger	Dr. Berger	Dr. Berger	Dr. Berger
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (via equity grants); and
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Objectives (via discretionary bonus).
PEO [Member] | Howard Berger [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,999,966)	$ (2,000,004)	$ (3,125,000)	$ 0	$ 0
PEO [Member] | Howard Berger [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,187,768	9,277,017	6,526,252	0	0
PEO [Member] | Howard Berger [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Howard Berger [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Howard Berger [Member] | Year End Fair Value Of Equity Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,110,242	2,583,801	5,590,692	0	0
PEO [Member] | Howard Berger [Member] | Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,042	5,152,207	0	0	0
PEO [Member] | Howard Berger [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,197,367	860,342	935,560	0	0
PEO [Member] | Howard Berger [Member] | Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,148,882)	680,667	0	0	0
PEO [Member] | Howard Berger [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Howard Berger [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Howard Berger [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,187,768	9,277,017	6,526,252	0	0
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,513	1,790,861	309,243	(118,649)	260,293
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(749,517)	159,363	(1,373)	(37,680)	27,155
Non-PEO NEO [Member] | Average Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,906,208)	(1,508,871)	(1,071,875)	(1,609,375)	(667,066)
Non-PEO NEO [Member] | Average Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Average Year End Fair Value Of Equity Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,506,002	1,478,583	2,032,116	617,753	450,235
Non-PEO NEO [Member] | Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	253,577	389,136	286,517	286,758	326,458
Non-PEO NEO [Member] | Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Average Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0